Payables and Other Current Liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Payables [Line Items]
Payables for spectrum acquisition	€ 196	€ 251
Current government grants	15	16
Pending payments of other current non-financial non-trade payables		49
Telefónica Germany | Spectrum swap | Service concession arrangements and licenses
Trade And Other Payables [Line Items]
Payables for spectrum acquisition	86
Telefónica México | Spectrum swap | Service concession arrangements and licenses
Trade And Other Payables [Line Items]
Payables for spectrum acquisition	€ 64	€ 79
Telefonica, S.A.
Trade And Other Payables [Line Items]
Weighted average maturity period	53 days	49 days
Fundacion Telefonica
Trade And Other Payables [Line Items]
Outstanding commitments made by entity, related party transactions	€ 325	€ 1